Other assets - Maturity (Details) - MXN ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Schedule of Other Assets [Line Items]
Credit Card Operating Assets	$ 2,577	$ 2,192
Insurance commission receivables	1,278	1,108
Prepaid expenses	695	630
Other miscellaneous assets	6,623	3,233
Other assets, total	11,173	$ 7,163
Gross carrying amount
Schedule of Other Assets [Line Items]
Credit Card Operating Assets	2,577
Insurance commission receivables	1,278
Prepaid expenses	695
Other miscellaneous assets	7,553
Other assets, total	12,103
Impairment losses | Lifetime expected credit losses [member]
Schedule of Other Assets [Line Items]
Other miscellaneous assets	$ (930)
Current
Schedule of Other Assets [Line Items]
Expected credit loss rate	5.00%
Other assets, total	$ 6,965
Current | Gross carrying amount
Schedule of Other Assets [Line Items]
Credit Card Operating Assets	1,161
Insurance commission receivables	1
Prepaid expenses	599
Other miscellaneous assets	5,539
Other assets, total	7,300
Current | Impairment losses | Lifetime expected credit losses [member]
Schedule of Other Assets [Line Items]
Other miscellaneous assets	$ (335)
1 to 30 Days
Schedule of Other Assets [Line Items]
Expected credit loss rate	10.00%
Other assets, total	$ 437
1 to 30 Days | Gross carrying amount
Schedule of Other Assets [Line Items]
Credit Card Operating Assets	209
Insurance commission receivables	21
Prepaid expenses	38
Other miscellaneous assets	220
Other assets, total	488
1 to 30 Days | Impairment losses | Lifetime expected credit losses [member]
Schedule of Other Assets [Line Items]
Other miscellaneous assets	$ (51)
31 to 60 Days
Schedule of Other Assets [Line Items]
Expected credit loss rate	19.00%
Other assets, total	$ 199
31 to 60 Days | Gross carrying amount
Schedule of Other Assets [Line Items]
Credit Card Operating Assets	96
Insurance commission receivables	45
Prepaid expenses	57
Other miscellaneous assets	46
Other assets, total	244
31 to 60 Days | Impairment losses | Lifetime expected credit losses [member]
Schedule of Other Assets [Line Items]
Other miscellaneous assets	$ (45)
More than 90 days
Schedule of Other Assets [Line Items]
Expected credit loss rate	12.00%
Other assets, total	$ 3,572
More than 90 days | Gross carrying amount
Schedule of Other Assets [Line Items]
Credit Card Operating Assets	1,111
Insurance commission receivables	1,211
Prepaid expenses	1
Other miscellaneous assets	1,748
Other assets, total	4,071
More than 90 days | Impairment losses | Lifetime expected credit losses [member]
Schedule of Other Assets [Line Items]
Other miscellaneous assets	$ (499)